UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811- 21387

 Blankinship Funds, Inc.

(Exact name of registrant as specified in charter)

1210 South Huntress Court, McLean, VA  22102-2515

(Address of principal executive offices) (Zip code)

Rex Blankinship, President, 1210 South Huntress Court, McLean, VA  22102-2515

(Name and address of agent for service)

Registrant's telephone number, including area code:   703-356-6121

Date of fiscal year end:   October 31

Date of reporting period:   April 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the  transmission to stockholders of any report that is required to be transmitted to  stockholders  under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form  displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders

BLANKINSHIP VALUE FUND

A Series of BLANKINSHIP FUNDS, INC.

Semi-Annual Report

April 30, 2005

1210 South Huntress Court

McLean, VA 22102

Phone: (800) 240-9631

Fax: (703) 448-0173

Dear Fellow Shareholder:

For the six months ended April 30, 2005, your Fund gained 1.05% compared to 0.55% for the Russell 2000 Value Index (our primary benchmark) and 2.35% for the S&P 500 Index.  Since investment operations began on January 16, 2004, your Fund has gained 2.77% compared to 4.14% for the Russell 2000 Value Index, and 1.49% for the S&P 500 Index.  As of April 30, only 39% of the Fund’s assets were in stocks.

As you can see from the graph on the next page, it has been a choppy market, with returns that aren’t exciting.  In this environment, my assessment is that our large proportion of cash and guaranteed investments (i.e. CDs, T-bills) has somewhat reduced the Fund’s risk and volatility, while resulting in about the same performance as the indexes.  Over the long haul, equities are our best bet, so I would prefer to have the Fund fully invested.  However, to prevent our equity bet from becoming a gamble, I believe it is important to be as selective as possible.  Ted Williams may have been baseball’s greatest batter, and advised waiting for the fat pitch you have the best chance of hitting well.  Warren Buffett may be the world’s greatest investor and advocates the same approach.

Our financial statements are provided on the following pages for your review, and I will be happy to personally answer any questions you may have.   A more detailed review of the Fund’s holdings and performance will be provided in the Annual Report you will receive after the Fund’s October 31 fiscal year end.

Sincerely,

Rex Blankinship, Ph.D., CPA

President

Note:  Except for any historical information, the matters discussed in this document contain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934.  These forward-looking statements involve risks and uncertainties including activities, events or developments that management of the Fund expects, believes or anticipates will or may occur in the future.  A number of factors could cause actual results to differ from those indicated in the forward-looking statements.  Such statements are subject to a number of assumptions, risks and uncertainties, and are not guarantees of future performance.  Actual results may differ materially from those set forth in the forward-looking statements.  Management of the Fund undertakes no obligation to publicly update or revise forward-looking statements whether as a result of new information or otherwise.

Growth of $10,000 Invested in Blankinship Value Fund and Indexes from

January 16, 2004 (start of investment operations) to April 30, 2005

Note:  Past performance does not predict future performance and the performance data above does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  All index returns and returns for the Fund assume reinvestment of dividends.  Share values will fluctuate, so that shares may be worth more or less than their original cost when redeemed.  It is not possible to invest directly in the Russell 2000 Value Index, or the S&P 500 Index, and their returns don’t reflect the expenses that would be incurred for investments in a fund that tracks one of these indexes.

Portfolio Holdings

The graphic below shows the categories of the Fund’s holdings as of April 30, 2005, and the percent of net asset value represented by each.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) ongoing costs, including management fees; administrative fees; and other Fund expenses; and (2) a 1% “early redemption fee” may be incurred if you make withdrawals within one year of opening a new account.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2004 through April 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect the early redemption fee.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if the early redemption fee was incurred, your costs would have been higher.

	Beginning Account Value 11/1/04	Ending Account Value 4/30/05	Expenses Paid During Period* 11/1/04 to 4/30/05
Actual	$1,000.00	$1,010.52	$0.00
Hypothetical (5% return before expenses)	$1,000.00	$1,025.14	$0.00

* Expenses are equal to the Fund's annualized expense ratio of 0%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

BLANKINSHIP VALUE FUND

Schedule of Investments

April 30, 2005

(Unaudited)

Shares

Cost

Value

Common stocks – 38.5%

Building materials – 3.6%

Craftmade Intl. (CRFT)

1,200

$22,740

$18,600

Textiles & apparel – 12.1%

Kenneth Cole Productions (KCP)

550

14,872

16,489

Lakeland Industries (LAKE)

1,320

19,670

17,833

* Timberland (TBL)

400

22,536

27,620

Consumer durables – 5.5%

Stanley Furniture (STLY)

335

15,562

14,020

Harley Davidson (HDI)

300

14,696

14,106

Consumer staples - 4.4%

** Unilever NV ADR (UN)

350

20,101

22,551

Electronics – 2.5%

Lowrance Electronics (LEIX)

550

14,080

13,035

Healthcare products – 3.0%

Utah Medical Devices (UTMD)

700

    13,278

   15,225

Industrial Equipment – 3.9%

Middleby Corp. (MIDD)

450

21,378

19,818

Steel – 3.6%

** POSCO ADR (PKX)

400

    16,860

    18,212

Total common stocks

  195,773

  197,509

* Non-income producing (does not normally pay dividends).

** ADR (American Depository Receipt).  Unilever NV is based in the Netherlands.  POSCO is based in South Korea.  All other common stock holdings are U.S. companies.

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Schedule of Investments (Continued)

April 30, 2005

(Unaudited)

U.S. government 28.2%

U.S. Treasury Bills due 5/5/05

75,000

   74,531

   74,974

U.S. Treasury Bills due 6/16/05

20,000

19,862

19,929

U.S. Treasury Bills due 7/28/05

50,000

    49,636

    49,644

Total U.S. government

144,029

144,547

Certificates of deposit – 15.7%

1st Service Bank 3.5% no penalty withdrawal

    80,414

    80,414

Total investments – 82.4%

420,216

422,470

Other assets in excess of liabilities – 17.6%

    90,323

    90,323

Net assets - 100%

$510,539

$512,793

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Assets and Liabilities

April 30, 2005

(Unaudited)

Assets:

Investments in securities at fair value (cost $420,216)

         $422,470

Cash

90,202

Accounts Receivable

    Interest

          121

Total assets

   512,793

Liabilities:

               -0-

Net  Assets

 $512,793

Composition of Net Assets:

Shares of common stock, at $.001 par value

$          50

Paid-in capital

        507,874

Net unrealized appreciation of investments

1,736

Net realized loss on investments

(11)

Undistributed net investment income

3,144

Net assets (equivalent to $10.19 per share based on

50,326 shares of capital stock issued and

outstanding, 100,000,000 authorized)

 $512,793

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Operations

For the six months ended April 30, 2005

(Unaudited)

Investment income:

Dividends (net of foreign

withholding taxes of  $107)

        $   1,192

Interest

  3,883

Total income

$5,075

Expenses:

Investment advisory fee (Note 2)

2,596

Administrative fee (Note 2)

          1,298

Total expenses

3,894

Fees waived (Note 2)

  (3,894)

Net expenses

           -0-

Net Investment Income

   5,075

Realized and unrealized gain (loss) from investments:

Net decrease in unrealized appreciation of investments

   (371)

Net realized and unrealized loss on investments

    (371)

Net increase in net assets resulting from operations

 $4,704

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Statement of Changes in Net Assets from Operations

(Unaudited)

Six Months Ended

Fiscal

April 30, 2005

Year

(Unaudited)

2004*

Increase in net assets from operations:

Net investment income

$  5,075

$  3,350

Net realized gain (loss) on investments

-0-

(11)

Net change in unrealized appreciation

on investments

     (371)

    2,107

Net increase (decrease) in net assets

 resulting from operations

4,704

5,446

Distributions to shareholders:

(5,437)

-0-

Capital share transactions

Shares sold

 19,647

387,278

Shares redeemed

          -0-

          -0-

Total increase in net assets

18,914

392,724

Net assets, beginning of period

  493,879

  101,155

Net assets, end of period

$512,793

$493,879

* For the period from January 16, 2004 (start of investment operations) to October 31, 2004.

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Financial Highlights

For a share of capital stock outstanding throughout the period

(Unaudited)

Six Months Ended

Fiscal

April 30, 2005

Year

(Unaudited)

2004*

Per share data:

Net asset value – beginning of period

 $10.19

 $10.02

Income from investment operations:

Net investment income

0.12

0.05

Net realized and unrealized gains on

investments

  (0.01)

    0.12

Income from investment operations

     0.11

    0.17

Less, distribution

(0.11)

-0-

Net asset value, end of period

   $10.19

$10.19

Total return

    1.05%

1.69%

Ratios and Supplemental Data:

Net Assets, End of Period

$512,793

$493,879

Ratio of Expenses, after reimbursement, to

Average Net Assets (annualized)

0.00%

0.00%

Ratio of Expenses, before reimbursement, to

Average Net Assets (annualized)

        1.50%

1.50%

Ratio of Net Investment Income to

Average Net Assets (annualized)

1.95%

1.75%

Portfolio turnover rate

    0.00%

0.00%

* For the period from January 16, 2004 (start of investment operations) to October 31, 2004.

The accompanying notes are an integral part of these financial statements.

BLANKINSHIP VALUE FUND

Notes to Financial Statements

April 30, 2005

(Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization:  The Blankinship Value Fund (the “Fund”) was organized as a series of the Blankinship Funds, Inc. (the “Company”) under the laws of the state of Maryland on March 14, 2003.  The Fund is registered as an open-end non-diversified regulated investment company under the Investment Company Act of 1940.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.   These policies are in conformity with accounting principles, generally accepted in the United States of America.

Security Valuations:  Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price except for short positions, for which the last quoted asked price is used.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board of Directors.  Short term investments in fixed income securities with maturities of 13 weeks or less when acquired, or which subsequently are within 13 weeks of maturity, are valued by using the

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

April 30, 2005

(Unaudited)

amortized cost method of valuation, which approximates fair value.

Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.  Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities  at fiscal period end, resulting from changes in exchange rates.

Federal Income Taxes:  The Fund’s policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  Therefore, no federal income tax provision is required.

Distribution to Shareholders:  The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at least annually.  Distributions are recorded on the ex-dividend date.

Other:  The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statements and income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized, over the lives of their respective securities.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

April 30, 2005

(Unaudited)

Use of Estimates:  The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. Actual results could differ from these estimates.

2.  MANAGEMENT AGREEMENT AND EXPENSES

The Fund has a Management Agreement with Blankinship Corporation (“the Adviser”), with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Fund.  The Adviser also provides and pays for administrative services to the Fund.  These administrative services include but are not limited to: accounting, administrative, legal, dividend disbursing agent, transfer agent, registrar, fund share distribution, custodian, shareholder reporting and insurance.  The Fund is responsible for interest, taxes, brokerage fees and commissions, and any extraordinary expenses, including but not limited to litigation and indemnification costs and expenses.  Under the terms of the Management Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s average daily net assets at the annual rate of 1.00% for its investment advisory services and a monthly fee based on the Fund’s average daily net assets at the annual rate of 0.50% for its administrative services.  For the six months ended April 30, 2005, the Adviser waived all fees due under the agreement ($3,893).   The Adviser has contractually and irrevocably waived all fees under the Management Agreement through July 31, 2005.

3.  INVESTMENTS

For the period November 1, 2004 through April 30, 2005, purchases and sales of investment securities other than short-term investments and U.S. government obligations aggregated $109,156 and zero respectively.  At April 30, 2005, the gross unrealized appreciation for all securities totaled $12,450 and the gross unrealized depreciation for all securities totaled $10,713 or a net

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

April 30, 2005

(Unaudited)

unrealized appreciation of $1,736.  The aggregate cost of securities for federal income tax purposes at April 30, 2005 was $420,216.

4.  FEDERAL INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of April 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income

$

3,143

Undistributed long-term capital gain

$

-0-

Unrealized appreciation

$

1,736

The tax character of distributions paid to shareholders during the calendar year ended December 31, 2004 was as follows:

Ordinary income

$

5,437

Long-term capital gain

$

-0-

Excess of net investment income

$

35

As of October 31, 2004, the Fund has available a capital loss carryover of $11.  The carryover expires in 2012.

BLANKINSHIP VALUE FUND

Notes to Financial Statements (Continued)

April 30, 2005

(Unaudited)

5. CAPITAL SHARE TRANSACTIONS

As of April 30, 2005, 100,000,000 shares of $.001 par value capital stock were authorized and 50,326 shares were issued and outstanding.  Transactions in capital stock were as follows:

Six Months Ended

Year Ended

April 30, 2005

October 31, 2004*

Shares

Amount

Shares

Amount

Shares Sold

1,348

$ 14,210

38,358

$387,278

Shares issued in

  reinvestment of

  Distributions

     520

     5,437

        -0-

               -0-

38,358

387,278

Shares redeemed

       -0-

          -0-

        -0-

               -0-

Net increase

   1,868

   $19,647

 38,358

 $387,278

* For the period from January 16, 2004 (start of investment operations) to October 31, 2004.

BLANKINSHIP VALUE FUND

Additional Information

April 30, 2005

(Unaudited)

Proxy Voting Guidelines:  The Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, are available upon request and without charge by calling the Fund toll-fee at (800) 240-9631.  You may also obtain this information without charge through the Security and Exchange Commission’s web site at http://www.sec.gov.

Quarterly Portfolio Schedule:  The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov.  They may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Basis for Approval of Investment Advisory Contract:  The Board of Directors approved the renewal of the Management Agreement (the “Agreement”), which provides the Fund with investment advisory and administrative services.  In the Board’s consideration of the Agreement, the background and experience of the Adviser’s President, Dr. Blankinship, was a key factor.  His background, experience, and integrity were personally known by the Directors.  His rigorous academic training, CPA credential, and business experience were viewed as having a direct bearing on the Adviser’s ability to provide sound investment advice to the Fund.  His strong background in technology was considered an asset to the Fund in both evaluating technology-related investments, and in utilizing technology for the Fund’s administration and research.  Because his research, analysis, and investment philosophy led to the development of the Fund’s investment objective and strategies, he was believed to have the best insight into the execution of those strategies.

Data reviewed by the Board indicated that from the start of investment operations (1/16/04) through 3/24/05, the Fund gained 6.7% vs. 2.8% for the S&P 500 Index and 9.9% for the Russell 2000 Value Index.  In accordance with the Fund’s investment policies, the Adviser had emphasized careful selection rather than being fully invested.  The Fund’s risk was believed to have been significantly below the levels of these indexes because the majority of its assets were in cash equivalents (i.e. T-bills, bank deposits, and money markets).  Considering only the Fund’s investments in common stocks, the gain was 13.3%.  For comparison, if the same amounts that were invested in common stocks had been invested in these indexes on the same dates, the S&P 500 investments would have gained 3.5% and investments in the Russell 2000 Value Index would have gained 6.2%.  Although the timeframe was short and the Fund was not fully invested, the Board felt that the quality the advisory services and the investment performance under the Agreement were reasons to renew the contract.

The Board reviewed the fees under the Agreement, consisting of the 1.00% fee for Investment Advisory Services and the 0.50% fee for Administrative Services, resulting in expected operating expenses to the Fund of 1.50% (plus specific expenses excluded from the Agreement).  The Board compared these fees to recent information from Morningstar indicating that the average expense ratio for small cap value funds was 1.56% and for mid cap value funds it was 1.52%.  The Board considered that the Morningstar averages were for established funds with significant assets under management, and that startup funds having small asset bases tend to have higher expense ratios.  As a result of the Fund’s initially small asset base, the Board expected that the actual expenses incurred by the Adviser would substantially exceed the 1.50% contract fees for the foreseeable future.  Because of the small size of the Fund, economies of scale were not viewed as a relevant factor in evaluating the Agreement for the coming year.  The Board did not rely upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors).  (The Adviser serves no other clients than the Fund.)   The Board concluded that fees under the Agreement provided favorable terms to the Fund and this influenced the Board toward approving the Agreement.

The Board considered that the Adviser had waived all fees under the agreement to date.  (Subsequent to the approval of the Management Agreement by the Board, the Advisor contractually waived all contract fees through July 31, 2005.)  As a result, the Fund has received advisory and administrative services at no cost.  Although fee waivers are at the Adviser’s discretion, the waivers had been very beneficial to the Fund.  The Agreement provides for an annualized fee of 1.0% of assets for advisory services and 0.5% for management services, resulting in an expected operating expense level of about 1.5% without waivers.  Even without fee waivers, the small asset base of the Fund was believed likely to result in a net loss to the Adviser for the foreseeable future, and below average expenses for the Fund (relative to similar funds).  The Board concluded that the fee waivers were a factor in favor of approving the Agreement.

The Board also recognized that other expenses have been minimized by the Adviser.  Brokerage expenses since the start of investment operations had been zero as a result of a special introductory offer the Adviser found with

Fidelity Investments.  In addition, there had been zero turnover in the Fund’s equity investments because none had been sold to date.  It was believed that lower turnover tends to result in lower trading costs and taxes for the Fund’s shareholders, and this influenced the Board toward approval.

The Board analyzed other aspects of the Agreement to identify other possible financial costs or benefits to the Fund.  It was discussed that the start-up expenses of the Corporation had been substantial, but were entirely absorbed by the Adviser under the Agreement.  The Board considered that the Adviser’s officers may serve as directors or officers of the Fund, without compensation for these roles other than the contract fees.  The Board also recognized that the “fixed percentage” fee structure of the Agreement was expected to simplify accounting records by reducing the need for expense accruals, and reducing the risk of accounting errors.  The Board found that these additional factors were beneficial to the fund, and reasons to renew the Agreement.

Based on the above analysis, the Board determined that the Management Agreement for the Fund, including the fee level, was fair and reasonable in light of all relevant circumstances.  No single factor was considered in isolation or to be determinative to the decision of the Directors.  Rather, the Directors weighed and balanced all factors considered before voting to approve the Agreement.

Board of Directors:  The Board oversees the Corporation's business and investment activities and is responsible for protecting the interests of the Fund’s shareholders.  Information about the directors and officers of the Corporation is provided in the table on the following page.  The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors, and is available without charge, by calling the Fund toll-fee at (800) 240-9631.  You may also obtain this information without charge through the Security and Exchange Commission’s web site at http://www.sec.gov.  Each director may be contacted by writing to the director c/o Blankinship Value Fund, 1210 South Huntress Court, McLean, VA  22102.  The Fund did not pay any of its directors or officers during the period covered by this report.  As the 100% owner of the Adviser, Dr. Blankinship may benefit from fees under the Management Agreement, although all fees to date have been waived.  As of April 30, 2005, Dr. Blankinship also beneficially owned over 76% of the Fund; section 2(a)(9) of the Investment Company Act of 1940, indicates that any person beneficially owning more than 25% of the voting securities is presumed to control the company.

Name Address Date of Birth Term of service*	Position(s) Held with Fund	Principal Occupation Past 5 Years
Independent Directors
Alexander J. Falk, Jr. 7718 Bridle Path Ln. McLean, VA 22102 D.O.B.: 5/9/37 Director since 1/16/04	Director	Retired executive of Verizon Communications.
Barbara A. Stewart, Ph.D. 10022 Lochness Ct. Vienna, VA 22180 D.O.B.: 10/25/26 Director since 1/28/05	Director	Retired professor of history at George Mason University
Interested Directors
Rex Blankinship, PhD, CPA** 1210 S. Huntress Ct. McLean, VA 22102 D.O.B. 2/19/55 Director since 1/16/04	Director, President, Treasurer, Secretary

As President of Blankinship Corporation, was a consultant specializing in the design and installation of financial accounting systems until 2003.  From 1993 through 1999 he also worked as a Partner in International Registries, a legal, administrative, and financial services firm, where he had overall responsibility for Information Technology.

Officers
Janet L. Barnes** 1210 S. Huntress Ct. McLean, VA 22102 D.O.B. 9/7/49 Officer since 1/16/04	Vice-President, Assistant Treasurer, Assistant Secretary	Chief Information Officer, U.S. Government Office of Personnel Management

* There is no stated term of office for the Fund's Directors. No directors of the Fund hold other directorships, or oversee other funds. The Fund has no standing committees.

** Rex Blankinship is an interested director because he serves as a Director and Officer of the Adviser, and is its sole shareholder. Janet Barnes is the wife of Rex Blankinship, and is also a Director and Officer of the Adviser.

Notes

Notes

Notes

BLANKINSHIP VALUE FUND

Shareholder Services

1210 South Huntress Court

McLean, VA 22102

Phone: (800) 240-9631

Fax: (703) 448-0173

For more information about Blankinship Value Fund, please refer to:

Prospectus, which provides essential information that you should read before investing in the Fund.

Statement of Additional Information (SAI), which contains more information about the fund, its investments and policies. It is incorporated by reference and is legally a part of the prospectus.

For a free copy of the Prospectus or SAI, account applications, or any questions, please call the Fund at (800) 240-9631.

Information about the Fund (including the Prospectus and the Statement of Additional Information) can also be reviewed and copied at the Security and Exchange Commission’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference room may be obtained by calling the Commission at (800) SEC-0330. Reports and other information about the Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102

Investment Company Act file no. 811-21387

Item 2. Code of Ethics

The Company’s Code of Ethics is attached as an exhibit.

The Company’s Code of Ethics is posted on the company’s website at www.blankinship.com.  A copy of the Company’s Code of Ethics may also be obtained without charge by calling (800) 240-9631.

Item 3. Audit Committee Financial Expert

The Company does not have a designated financial expert serving on an audit committee.  The Board does not consider this necessary at this time because: 1) it is not required under current regulations; 2) the Board is confident in the quality and transparency of the Fund’s financial reporting; 3) the Fund is relatively small and uncomplicated.  The Board also has confidence in the Fund’s President, Dr. Blankinship, and the Fund’s auditors, Sanville & Company.  Dr. Blankinship is a Director and is a Virginia CPA.  (Since Dr. Blankinship is also President and a Director of the Adviser, Blankinship Corporation, he is an interested Director.)  The Board may reconsider the issue of an audit committee financial expert if circumstances change, such as the Fund increasing significantly in size or complexity.

Item 4. Principal Accountant Fees and Services

Not required for this semi-annual report.

Item 5. Audit Committee of Listed Registrants

Not required for this semi-annual report.

Item 6. Schedule of Investments

See Shareholder’s Report.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Board of Directors.

Item 11. Controls and Procedures

(a)(i)  Rex Blankinship, the President and Treasurer, has concluded that the Blankinship Value Fund’s (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to him, based on his evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)(1)  Code of Ethics is attached as Exhibit EX99.CODE ETH.

(a)(2)  Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30A-2(a)) is filed and attached hereto as Exhibit EX-99.CERT.

(b)  Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Blankinship Funds, Inc.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President

Date

July 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rex Blankinship

Rex Blankinship, President and Treasurer

Date

July 6, 2005